Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Fixed maturities available for sale, at fair value (amortized cost: 2011-$ 1,132,908; 2010-$1,007,655)	$ 1,219,904	$ 1,064,541
Equity securities available for sale, at fair value (cost: 2011-$1,521; 2010-$2,301)	1,420	2,074
Trading account assets, at fair value	1,569	0
Policy loans	177,162	175,514
Short-term investments	1,069	7,409
Commercial mortgage and other loans	230,201	182,437
Other long-term investments	29,075	16,913
Total investments	1,660,400	1,448,888
Cash and cash equivalents	26,723	87,961
Deferred policy acquisition costs	262,895	271,179
Accrued investment income	17,275	16,365
Reinsurance recoverables	522,762	419,858
Receivables from parents and affiliates	23,148	25,833
Deferred sales inducements	48,101	51,106
Other assets	8,830	8,293
Separate account assets	6,258,008	5,038,051
TOTAL ASSETS	8,828,142	7,367,534
LIABILITIES
Policyholders' account balances	1,133,080	1,054,013
Future policy benefits and other policyholder liabilities	691,967	503,354
Cash collateral for loaned securities	17,012	413
Securities sold under agreements to repurchase	3,216	2,957
Income taxes	23,178	86,999
Short-term debt to affiliates	26,000	0
Long-term debt to affiliates	44,000	0
Payables to parent and affiliates	2,267	5,837
Other liabilities	67,081	109,969
Separate account liabilities	6,258,008	5,038,051
TOTAL LIABILITIES	8,265,809	6,801,593
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)
EQUITY
Common stock, ($5 par value; 400,000 shares, authorized, issued and outstanding)	2,000	2,000
Additional paid-in capital	207,928	169,742
Retained earnings	305,281	365,068
Accumulated other comprehensive income	47,124	29,131
TOTAL EQUITY	562,333	565,941
TOTAL LIABILITIES AND EQUITY	$ 8,828,142	$ 7,367,534